Basic and diluted net loss per share - Summary of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net loss attributable to ordinary shareholders of the Company	$ (7,352)	$ (5,276)
Numerator of basic net loss per share	$ (7,352)	$ (5,276)
Denominator:
Denominator for basic net loss per share - weighted average shares outstanding	34,795,154	28,350,323
Denominator for diluted net loss per share - weighted average shares outstanding	34,795,154	28,350,323
Basic net loss per share	$ (0.21)	$ (0.19)
Diluted net loss per share	$ (0.21)	$ (0.19)